INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
US Federal statutory income tax rate	$ 386,722	$ 203,835	$ 165,218
Tax credits	(259,383)	(333,896)	(361,701)
Electric vehicle tax credits	(226,771)	(276,248)	(296,758)
Low-income housing tax credits	(32,587)	(26,800)	(22,040)
Punta Lima investment tax credit	0	(18,970)	0
Research and development tax credits	0	0	(34,288)
Production tax credits	0	0	(8,615)
Other credits	(25)	(11,878)	0
Nontaxable or nondeductible items	(15,911)	2,730	5,701
BOLI	(13,484)	(13,492)	(14,271)
Non-deductible FDIC insurance premiums	14,729	11,250	16,502
Tax-exempt income	(5,594)	(3,366)	(2,302)
Other	(11,562)	8,338	5,772
Changes in valuation allowance	2,683	0	(17,436)
State income taxes, net of federal effect	81,370	17,845	32,677
Foreign tax effects	11,104	15,125	15,165
Changes in unrecognized tax benefit	5,715	(6,332)	18,422
Other	(15,927)	(6,068)	(4,192)
Total income tax provision/(benefit)	$ 196,373	$ (106,761)	$ (146,146)
Percent
US Federal statutory income tax rate	21.00%	21.00%	21.00%
Tax credits	(14.10%)	(34.40%)	(46.00%)
Electric vehicle tax credits	(12.30%)	(28.50%)	(37.70%)
Low-income housing tax credits	(1.80%)	(2.80%)	(2.80%)
Punta Lima investment tax credit	0.00%	(2.00%)	0.00%
Research and development tax credits	0.00%	0.00%	(4.40%)
Production tax credits	0.00%	0.00%	(1.10%)
Other credits	0.00%	(1.10%)	0.00%
Nontaxable or nondeductible items	(0.80%)	0.30%	0.70%
BOLI	(0.70%)	(1.40%)	(1.80%)
Non-deductible FDIC insurance premiums	0.80%	1.20%	2.10%
Tax-exempt income	(0.30%)	(0.30%)	(0.30%)
Other	(0.60%)	0.80%	0.70%
Changes in valuation allowance	0.10%	0.00%	(2.20%)
State income taxes, net of federal effect	4.40%	1.80%	4.20%
Foreign tax effects	0.60%	1.60%	1.90%
Changes in unrecognized tax benefit	0.30%	(0.70%)	2.30%
Other	(0.80%)	(0.60%)	(0.50%)
Effective Income Tax Rate Reconciliation, Percent, Total	10.70%	(11.00%)	(18.60%)
Luxembourg tax
Amount
Foreign tax effects	$ 13,067	$ 15,125	$ 15,165
Percent
Foreign tax effects	0.70%	1.60%	1.90%
Puerto Rico
Amount
Foreign tax effects	$ (1,963)	$ 0	$ 0
Percent
Foreign tax effects	(0.10%)	0.00%	0.00%